Loans and Borrowings - Senior Credit Facility (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Feb. 28, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 59,250	$ 168,102	$ 159,370
Repayments of borrowings		113,240	57,425
Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 59,250	$ 168,102
Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)		1.68%	2.69%
Senior Credit Facility
Disclosure of detailed information about borrowings [line items]
Borrowing facility size			$ 150,000
Senior Credit Facility | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 48,303	$ 148,386
Senior Credit Facility | LIBOR | Bottom of range
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis (as a percent)		2.25%	2.50%
Senior Credit Facility | LIBOR | Top of range
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis (as a percent)		4.25%	4.25%
Term Facility
Disclosure of detailed information about borrowings [line items]
Borrowings			$ 75,000
Revolving Credit Facility
Disclosure of detailed information about borrowings [line items]
Borrowings			75,000
Senior secured revolving credit facility
Disclosure of detailed information about borrowings [line items]
Borrowing facility size		$ 150,000
Senior secured revolving credit facility | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 50,000
Senior secured revolving credit facility | Closing an offering
Disclosure of detailed information about borrowings [line items]
Borrowing facility size	$ 75,000
Repayments of borrowings	50,000
Notional amount	400,000
Accordion option	100,000
Senior secured revolving credit facility | Closing an offering | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Borrowings	50,000
Senior secured revolving credit facility | Bottom of range
Disclosure of detailed information about borrowings [line items]
Borrowings, undrawn commitment fees (as a percent)		0.56%
Senior secured revolving credit facility | Top of range
Disclosure of detailed information about borrowings [line items]
Borrowings, undrawn commitment fees (as a percent)		1.06%
Senior secured revolving credit facility | LIBOR | Bottom of range
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis (as a percent)		2.25%
Senior secured revolving credit facility | LIBOR | Top of range
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis (as a percent)		4.25%
New revolving credit facility
Disclosure of detailed information about borrowings [line items]
Borrowing facility size		$ 150,000
Repayments of borrowings		100,000
Notional amount		50,000	$ 50,000
New revolving credit facility | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 50,000
New revolving credit facility | Closing an offering
Disclosure of detailed information about borrowings [line items]
Borrowing facility size	75,000
Accordion option	100,000
New revolving credit facility | Closing an offering | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 50,000